WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 98.68%
COMMON STOCKS - 16.81%
AEROSPACE & DEFENSE - 1.27%
United Technologies Corporation (e)	27,196		$2,565,399
ASSET MANAGEMENT & CUSTODY BANKS - 0.32%
Apollo Global Management, Inc. (j)	19,073		638,945
AUTO PARTS & EQUIPMENT - 0.39%
Delphi Technologies plc (a)(b)	99,027		797,167
AUTOMOTIVE RETAIL - 0.00%
Kaixin Auto Holdings (a)(b)	9,742		8,476
BIOTECHNOLOGY - 0.87%
Forty Seven, Inc. (a)	7,040		671,757
Ra Pharmaceuticals, Inc. (a)	22,637		1,086,802
			1,758,559
BROADCASTING - 0.67%
Fox Corporation Class A	5,874		138,803
Fox Corporation Class B	52,833		1,208,819
			1,347,622
CASINOS & GAMING - 0.29%
MGM Resorts International (j)	37,700		444,860
The Stars Group, Inc (a)(b)(f)	7,620		151,867
			596,727
CHEMICALS - 1.34%
DuPont de Nemours, Inc. (e)(j)	74,569		2,542,803
OMNOVA Solutions, Inc. (a)	15,998		162,220
			2,705,023
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.38%
WABCO Holdings, Inc. (a)	5,754		777,078
ELECTRIC UTILITIES - 0.67%
El Paso Electric Company	19,848		1,348,870
ELECTRICAL EQUIPMENT - 0.26%
Eaton Corporation plc (b)(j)	6,900		536,061
HEALTH CARE EQUIPMENT - 0.17%
Wright Medical Group N.V. (a)(b)	12,149		348,069
INSURANCE - 0.04%
Syncora Holdings Ltd. (b)	226,178		83,686
INSURANCE BROKERS - 0.87%
Willis Towers Watson plc (b)	10,376		1,762,364
INTERACTIVE MEDIA & SERVICES - 0.37%
IAC/InterActiveCorp (a)(e)(j)	4,187		750,436
INTERNET & DIRECT MARKETING RETAIL - 1.26%
eBay, Inc. (e)(j)	84,600		2,543,076
Reebonz Holdings Ltd. (a)(b)	597		254
			2,543,330
INVESTMENT BANKING & BROKERAGE - 0.69%
E*TRADE Financial Corporation	40,795		1,400,084
IT CONSULTING & OTHER SERVICES - 0.09%
Grid Dynamics Holdings, Inc. (a)	22,830		182,640
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	15,670		52,024
LIFE SCIENCES TOOLS & SERVICES - 0.19%
Qiagen N.V. (a)(b)	9,164		381,222
METALS & MINING - 0.01%
Pan American Silver Corporation (b)	1,947		27,900
MOVIES & ENTERTAINMENT - 0.01%
Akazoo S.A. (a)(b)	7,150		20,020
OIL & GAS EXPLORATION & PRODUCTION - 0.03%
Callon Petroleum Company (a)	116,100		63,611
OIL & GAS REFINING & MARKETING - 2.20%
Marathon Petroleum Corporation (e)(j)	188,600		4,454,732
OIL & GAS & CONSUMABLE FUELS - 0.00%
Ovintiv, Inc.	3,401		9,183
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.65%
FGL Holdings (b)	134,493		1,318,031
PHARMACEUTICALS - 0.64%
Allergan plc (b)	7,273		1,288,048
REGIONAL BANKS - 0.02%
IBERIABANK Corporation	1,330		48,093
REITs - 0.12%
Digital Realty Trust, Inc.	1,813		251,800
SEMICONDUCTORS - 0.34%
Mellanox Technologies Ltd. (a)(b)(j)	5,678		688,855
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.33%
Cypress Semiconductor Corporation	28,690		669,051
SPECIALTY STORES - 0.29%
Tiffany & Company	4,501		582,879
SYSTEMS SOFTWARE - 0.74%
Forescout Technologies, Inc. (a)	47,460		1,499,261
TECHNOLOGY DISTRIBUTORS - 0.76%
Anixter International, Inc. (a)	17,465		1,534,650
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.14%
Xerox Holdings Corporation (j)	14,600		276,524
WIRELESS TELECOMMUNICATION SERVICES - 0.36%
T-Mobile USA, Inc. (a)(j)	3,731		313,031
Vodafone Group plc - ADR	30,600		421,362
			734,393
TOTAL COMMON STOCKS (Cost $41,700,939)			34,050,813

SPECIAL PURPOSE ACQUISITION COMPANIES - 13.63% (a)
Act II Global Acquisition Corporation Class A (b)(e)	90,858		896,769
Alberton Acquisition Corporation (b)(e)	242,664		2,547,972
Apex Technology Acquisition Corporation Class A	58,964		574,899
CHP Merger Corporation Class A	40,120		389,164
Churchill Capital Corporation III	40,000		400,000
CIIG Merger Corporation Class A (f)	159,548		1,526,874
Collier Creek Holdings Class A (b)	42,300		432,729
dMY Technology Group, Inc.	6,088		59,845
FinTech Acquisition Corporation III Class A	168,874		1,690,429
Flying Eagle Acquisition Corporation	2,472		24,646
Galileo Acquisition Corporation (b)	126,337		1,222,942
GigCapital2, Inc.	37,777		375,881
Gordon Pointe Acquisition Corporation (f)	4,482		47,845
Gores Holdings IV, Inc.	192,546		1,938,938
Graf Industrial Corporation (e)	197,624		2,009,836
Hennessy Capital Acquisition Corporation IV Class A	167,612		1,694,557
InterPrivate Acquisition Corporation	33,893		335,202
Juniper Industrial Holdings, Inc. Class A	165,386		1,591,013
Legacy Acquisition Corporation Class A	197,442		2,047,474
Leisure Acquisition Corporation (f)	5,160		52,890
LF Capital Acquisition Corporation Class A (f)	5,834		60,061
LGL Systems Acquisition Corporation	54,748		551,312
Monocle Acquisition Corporation	15,759		158,378
Orisun Acquisition Corporation	8,528		86,900
Pivotal Investment Corporation II Class A	97,371		964,947
PropTech Acquisition Corporation Class A (f)	98,000		958,930
SCVX Corporation (b)	25,214		251,384
Software Acquisition Group, Inc. (f)	37,274		378,145
Trident Acquisitions Corporation	93,712		1,013,964
Tuscan Holdings Corporation (e)	168,926		1,684,192
Tuscan Holdings Corporation II	146,060		1,424,085
VectoIQ Acquisition Corporation	19,171		203,979
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $26,756,413)			27,596,182

CLOSED-END FUNDS - 2.62%
Apollo Senior Floating Rate Fund, Inc.	11,127		129,184
Apollo Tactical Income Fund, Inc.	11,139		126,205
Ares Dynamic Credit Allocation Fund	4,683		50,530
BlackRock Debt Strategies Fund, Inc.	35,063		296,282
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611		96,206
BlackRock MuniYield Quality Fund III, Inc.	57,617		736,345
Eaton Vance Floating-Rate Income Trust	28,528		292,412
First Trust Senior Floating Rate Income Fund II	5,810		55,253
Invesco Dynamic Credit Opportunities Fund	18,617		148,564
Invesco Senior Income Trust	64,480		207,626
Nuveen AMT-Free Quality Municipal Income Fund	55,115		746,257
Nuveen Intermediate Duration Municipal Term Fund	57,365		745,171
Nuveen Municipal Credit Income Fund	48,255		678,948
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257		728,213
Voya Prime Rate Trust	73,819		273,868
TOTAL CLOSED-END FUNDS (Cost $6,135,511)			5,311,064

PREFERRED STOCKS - 2.28%
Freddie Mac, 8.375%, Series Z (a)	616,272		3,753,097
GMAC Capital Trust I, 7.477% ( 3 Month U.S. LIBOR +5.785%), 2/15/2040, Series 2 (i)	39,471		809,550
Pebblebrook Hotel Trust, 6.375%, Series E	3,515		56,240
TOTAL PREFERRED STOCKS (Cost $7,917,849)			4,618,887

CONTINGENT VALUE RIGHTS - 0.15% (a)(d)(g)
Alder Biopharmaceuticals, Inc.	194,778		311,645
Media General, Inc. (e)	42,852		1,285
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			312,930

RIGHTS - 0.20% (a)
Bristol-Myers Squibb Company	71,628		272,186
GigCapital2, Inc. (f)	37,777		14,335
Pan American Silver Corporation (a)(b)	322,499		109,650
TOTAL RIGHTS (Cost $475,019)			396,171

WARRANTS - 0.30% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)(f)	45,429		29,529
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(f)	35,748		11,082
Apex Technology Acquisition Corporation Class A
Expiration: September 2026, Exercise Price: $11.50	29,482		26,534
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	81,375		40,687
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	20,060		10,832
CIIG Merger Corporation Class A
Expiration: December 2026, Exercise Price: $11.50 (f)	79,774		47,466
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	14,100		13,113
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	84,437		50,662
Galileo Acquisition Corporation
Expiration: October 2026, Exercise Price: $11.50 (b)	126,337		31,597
GigCapital2, Inc.
Expiration: July 2024, Exercise Price: $11.50	37,777		11,662
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	197,624		19,762
Grid Dynamics Holdings, Inc.
Expiration: September 2023, Exercise Price: $11.50	11,415		21,688
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	125,709		43,998
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)	20,975		8,810
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	82,693		46,308
Kaixin Auto Holdings
Expiration: April 2024, Exercise Price: $11.50 (b)(f)	48,712		524
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	10,000		1,900
Legacy Acquisition Corporation Class A
Expiration: November 2022, Exercise Price: $11.50	144,392		36,098
Monocle Acquisition Corporation
Expiration: December 2024, Exercise Price: $11.50	15,759		4,728
Nebula Acquisition Corporation Class A
Expiration: January 2023, Exercise Price: $11.50	16,357		16,521
Pivotal Investment Corporation II Class A
Expiration: June 2025, Exercise Price: $11.50 (f)	32,457		16,228
PropTech Acquisition Corporation Class A
Expiration: October 2026, Exercise Price: $11.50 (f)	49,000		24,520
Reebonz Holdings Ltd.
Expiration: December 2023, Exercise Price: $11.50 (b)(f)	23,859		185
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50 (e)	168,926		65,881
Tuscan Holdings Corporation II
Expiration: April 2025, Exercise Price: $11.50 (f)	73,030		21,956
TOTAL WARRANTS (Cost $942,592)			602,271

	Principal Amount
BANK LOANS - 5.68% (f)(i)
Avaya Holdings Corporation
4.955% (3 Month U.S. LIBOR + 4.250%), 12/15/2024	$869,585		752,191
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	1,242,492		1,003,312
CEOC LLC
3.603% (3 Month U.S. LIBOR + 2.000%), 10/6/2024	745,000		614,625
Claire's Stores, Inc.
8.421% (1 Month U.S. LIBOR + 6.500%), 12/18/2026	262,000		218,770
Heritage Power LLC
7.771% (1 Month U.S. LIBOR + 6.000%), 8/2/2026	3,552,150		2,930,524
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	999,819		824,851
Refinitiv U.S. Holdings, Inc.
4.239% (3 Month U.S. LIBOR + 4.250%), 10/1/2025	2,792,293		2,695,721
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021	2,956,000		2,320,460
8.660% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	138,073		131,859
TOTAL BANK LOANS (Cost $12,778,955)			11,492,313

CONVERTIBLE BONDS - 1.71% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024	251,397		269,004
NII Holdings, Inc.
4.250%, 8/15/2023 (h)	2,923,000		3,186,070
TOTAL CONVERTIBLE BONDS (Cost $3,192,702)			3,455,074

CORPORATE BONDS - 12.21% (f)
APX Group, Inc.
7.875%, 12/1/2022 (e)	3,322,000		3,180,750
Arconic, Inc.
5.400%, 4/15/2021	795,000		788,580
Bombardier, Inc.
6.000%, 10/15/2022 (b)(h)	756,000		572,670
7.500%, 3/15/2025 (b)(h)	1,474,000		1,031,800
CEC Entertainment, Inc.
8.000%, 2/15/2022	2,440,000		1,069,784
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	1,059,000		1,073,529
Delphi Technologies plc
5.000%, 10/1/2025 (b)(e)(h)	2,320,000		1,867,600
EIG Investors Corporation
10.875%, 2/1/2024	1,025,000		880,214
Genesis Energy LP / Genesis Energy Finance Corporation
6.000%, 5/15/2023	3,324,000		2,440,132
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	1,171,000		953,066
Intel Corporation
2.450%, 11/15/2029	185,000		188,971
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (e)(h)	3,286,000		3,314,588
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (e)(h)	4,022,000		3,729,038
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (h)	2,676,000		2,829,870
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	390,000		368,842
T-Mobile USA, Inc.
6.500%, 1/15/2024	217,000		221,876
6.375%, 3/1/2025	204,000		209,866
TOTAL CORPORATE BONDS (Cost $29,537,749)			24,721,176

PURCHASED OPTION CONTRACTS - 4.88%	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.00% (a)
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $50.00	658	$1,554,196	658
			658
PURCHASED PUT OPTIONS - 4.88% (a)
Apollo Global Management, Inc.
Expiration: April 2020, Exercise Price: $30.00	191	639,850	21,010
Bayer AG
Expiration: April 2020, Exercise Price: EUR 46.00 (b)(f)	477	2,812,139	28,409
Expiration: April 2020, Exercise Price: EUR 52.00 (b)(f)	371	2,187,219	78,153
Expiration: June 2020, Exercise Price: EUR 47.00 (b)(f)	275	1,621,254	95,235
BorgWarner, Inc.
Expiration: May 2020, Exercise Price: $20.00	407	991,859	36,630
Crown Holdings, Inc.
Expiration: April 2020, Exercise Price: $70.00	92	533,968	110,400
Expiration: May 2020, Exercise Price: $48.00	462	2,681,448	78,540
DuPont de Nemours, Inc.
Expiration: June 2020, Exercise Price: $37.50	189	644,490	110,092
Expiration: June 2020, Exercise Price: $40.00	288	982,080	224,640
Eaton Corporation plc
Expiration: April 2020, Exercise Price: $92.50	69	536,061	102,465
eBay, Inc.
Expiration: April 2020, Exercise Price: $27.00	197	592,182	6,304
Expiration: May 2020, Exercise Price: $26.00	1,237	3,718,422	87,827
Expiration: May 2020, Exercise Price: $33.00	191	574,146	73,535
Hilton Grand Vacations, Inc.
Expiration: April 2020, Exercise Price: $26.00	427	673,379	452,620
Expiration: April 2020, Exercise Price: $29.00	907	1,430,339	1,238,055
HP, Inc.
Expiration: April 2020, Exercise Price: $18.00	2,057	3,570,952	308,550
Expiration: April 2020, Exercise Price: $20.00	533	925,288	159,367
Expiration: May 2020, Exercise Price: $18.00	555	963,480	111,555
IAC/InterActiveCorp
Expiration: April 2020, Exercise Price: $170.00	53	949,919	42,400
Expiration: April 2020, Exercise Price: $200.00	51	914,073	113,475
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $53.00	180	1,062,180	19,260
Expiration: April 2020, Exercise Price: $57.00	221	1,304,121	44,200
Expiration: May 2020, Exercise Price: $58.00	179	1,056,279	68,915
The Madison Square Garden Company Class A
Expiration: May 2020, Exercise Price: $190.00	86	1,818,126	115,240
Expiration: May 2020, Exercise Price: $260.00	187	3,953,367	968,660
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $25.00	339	800,718	101,700
Expiration: April 2020, Exercise Price: $32.50	111	262,182	98,568
Expiration: May 2020, Exercise Price: $15.00	1,097	2,591,114	81,178
Expiration: June 2020, Exercise Price: $45.00	339	800,718	744,105
Masco Corporation
Expiration: April 2020, Exercise Price: $38.00	268	926,476	96,480
Expiration: April 2020, Exercise Price: $39.00	130	449,410	60,450
Expiration: April 2020, Exercise Price: $41.00	1,176	4,065,432	756,168
Materials Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $42.00	358	1,612,432	42,602
MGM Resorts International
Expiration: April 2020, Exercise Price: $27.00	377	444,860	602,258
Ra Pharmaceuticals, Inc.
Expiration: April 2020, Exercise Price: $40.00	8	38,408	40
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $245.00	119	3,067,225	84,609
Expiration: April 2020, Exercise Price: $255.00	45	1,159,875	45,450
Expiration: May 2020, Exercise Price: $237.00	60	1,546,500	60,150
T-Mobile USA, Inc.
Expiration: May 2020, Exercise Price: $72.50	303	2,542,170	66,963
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $110.00	263	3,080,782	87,579
Vodafone Group plc
Expiration: April 2020, Exercise Price: $14.00	392	539,784	22,540
Expiration: April 2020, Exercise Price: $17.00	1,175	1,617,975	385,400
Expiration: April 2020, Exercise Price: $18.00	1,101	1,516,077	465,723
Expiration: May 2020, Exercise Price: $15.00	1,101	1,516,077	201,483
Xerox Holdings Corporation
Expiration: May 2020, Exercise Price: $27.00	146	276,524	119,720
Expiration: July 2020, Exercise Price: $31.00	647	1,225,418	811,985
XPO Logistics, Inc.
Expiration: May 2020, Exercise Price: $40.00	239	1,165,125	62,140
Expiration: May 2020, Exercise Price: $70.00	83	404,625	180,940
			9,873,768
TOTAL PURCHASED OPTIONS (Cost $3,313,444)			9,874,426

	Shares
ESCROW NOTES - 7.25% (a)
Altaba, Inc. (e)(f)	707,352		14,677,554
AMR Corporation (d)(g)	28,850		4,039
Sentinel Energy Services, Inc. Class B (d)(g)	127,242		700
TOTAL ESCROW NOTES (Cost $14,484,307)			14,682,293

SHORT-TERM INVESTMENTS - 30.96%
MONEY MARKET FUNDS - 9.10% (c)(e)
The Government & Agency Portfolio, Institutional Share Class, 0.44%	8,445,943		8,445,943
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.36%	9,975,000		9,975,000
			18,420,943
	Principal Amount
U.S. TREASURY BILLS - 21.86% (e)(f)(k)
United States Treasury Bills
0.97%, 4/2/2020	$1,867,000		1,867,000
0.53%, 4/7/2020	5,102,000		5,101,946
0.71%, 4/9/2020	4,620,000		4,619,956
1.55%, 4/16/2020	475,000		474,988
1.54%, 4/23/2020	3,360,000		3,359,941
1.47%, 4/30/2020	906,000		905,962
1.49%, 5/7/2020	2,105,000		2,104,871
1.49%, 5/14/2020	575,000		574,932
1.50%, 5/21/2020	2,320,000		2,319,725
1.49%, 5/28/2020	675,000		674,890
0.18%, 6/18/2020	5,875,000		5,873,676
1.47%, 7/9/2020	475,000		474,885
1.47%, 7/16/2020	1,545,000		1,544,591
1.46%, 7/23/2020	5,010,000		5,008,486
1.46%, 7/30/2020	480,000		479,832
1.40%, 8/20/2020	3,020,000		3,018,563
1.15%, 8/27/2020	2,745,000		2,743,770
0.27%, 9/10/2020	3,130,000		3,128,218
			44,276,232
TOTAL SHORT-TERM INVESTMENTS (Cost $62,620,574)			62,697,175
TOTAL LONG INVESTMENTS (Cost $209,856,054) - 98.68%			199,810,775

SHORT INVESTMENTS - (1.79)%
U.S. GOVERNMENT NOTES/BONDS - (1.79)% (f)(k)
1.38%, 1/31/2025	(3,284,000)		(3,441,273)
1.75%, 11/15/2029	(176,000)		(193,503)
TOTAL U.S. GOVERNMENT NOTES/BONDS (Proceeds $3,497,749)			(3,634,776)
TOTAL SHORT INVESTMENTS (Proceeds $3,497,749) - (1.79)%			(3,634,776)
TOTAL NET INVESTMENTS (Cost $206,358,305) - 96.89%			196,175,999
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.11%			6,300,104
TOTAL NET ASSETS - 100.00%			$202,476,103

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2020, these securities represent 8.88% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2020.
(j)	This security is held in connection with a written option contract.
(k)	The rate shown represents yield to maturity.
(l)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are  typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term  securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a  third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$33,898,946	$151,867	$-	$34,050,813
Special Purpose Acquisition Companies	24,571,437	3,024,745	-	27,596,182
Closed-End Funds	5,311,064	-	-	5,311,064
Preferred Stocks	4,618,887	-	-	4,618,887
Contingent Value Rights	-	-	312,930	312,930
Rights	381,836	14,335	-	396,171
Warrants	437,668	164,603	-	602,271
Bank Loans	-	11,492,313	-	11,492,313
Convertible Bonds	-	3,455,074	-	3,455,074
Corporate Bonds	-	24,721,176	-	24,721,176
Purchased Option Contracts	9,672,629	201,797	-	9,874,426
Escrow Notes	-	14,677,554	4,739	14,682,293
Short-Term Investments	18,420,943	44,276,232	-	62,697,175
Forward Currency Exchange Contracts**	-	673,014	-	673,014
Total	$97,313,410	$102,852,710	$317,669	$200,483,789

Liabilities
Short U.S. Government Notes/Bonds	$-	$(3,634,776)	$-	$(3,634,776)
Written Option Contracts	(2,464,219)	(381,868)	-	(2,846,087)
Swap Contracts**	-	(19,006,235)	-	(19,006,235)
Total	$(2,464,219)	$(23,022,879)	$-	$(25,487,098)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2020, the value of these securities was $317,669. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (l). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

During the period ended March 31, 2020, the value of securities transferred out of Level 2 and into Level 3 was $313,630. These securities were transferred out of Level 2 and into Level 3 due to decreased market activity and the availability of broker valuations.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2019	$-	$6,636	$6,636
Purchases on Investments	-	-	-
(Sales) of Investments	-	-	-
Realized (Gain) Loss	-	-	-
Transfers Into Level 3	312,930	700	313,630
(Transfer Out) of Level 3	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	(2,597)	(2,597)
Balance as of March 31, 2020	$312,930	$4,739	$317,669

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2020.	$128,184	$(2,597)	$125,587

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at March 31, 2020 totals $(2,597).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2020 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Apollo Global Management, Inc.
Expiration: April 2020, Exercise Price: $38.00	(191)	$(639,850)	$(19,100)
Bayer AG
Expiration: June 2020, Exercise Price: EUR 55.00 (a)(b)	(275)	(1,621,254)	(84,923)
BorgWarner, Inc.
Expiration: May 2020, Exercise Price: $27.50	(407)	(991,859)	(46,805)
Expiration: May 2020, Exercise Price: $30.00	(302)	(735,974)	(17,365)
Crown Holdings, Inc.
Expiration: May 2020, Exercise Price: $52.50	(462)	(2,681,448)	(371,910)
DuPont de Nemours, Inc.
Expiration: June 2020, Exercise Price: $45.00	(477)	(1,626,570)	(39,114)
Eaton Corporation plc
Expiration: April 2020, Exercise Price: $100.00	(69)	(536,061)	(690)
eBay, Inc.
Expiration: April 2020, Exercise Price: $33.00	(197)	(592,182)	(8,077)
Expiration: May 2020, Exercise Price: $29.00	(846)	(2,543,076)	(229,689)
Expiration: May 2020, Exercise Price: $30.00	(391)	(1,175,346)	(84,065)
Expiration: May 2020, Exercise Price: $36.00	(191)	(574,146)	(5,730)
Fitbit, Inc. Class A
Expiration: May 2020, Exercise Price: $8.00	(22)	(14,652)	(44)
Hilton Grand Vacations, Inc.
Expiration: April 2020, Exercise Price: $30.00	(427)	(673,379)	(1,067)
Expiration: April 2020, Exercise Price: $34.00	(907)	(1,430,339)	(2,268)
HP, Inc.
Expiration: April 2020, Exercise Price: $21.00	(1,743)	(3,025,848)	(43,575)
Expiration: April 2020, Exercise Price: $22.00	(820)	(1,423,520)	(13,530)
Expiration: April 2020, Exercise Price: $23.00	(28)	(48,608)	(182)
Expiration: May 2020, Exercise Price: $20.00	(555)	(963,480)	(37,185)
IAC/InterActiveCorp
Expiration: April 2020, Exercise Price: $180.00	(27)	(483,921)	(34,560)
Expiration: April 2020, Exercise Price: $185.00	(26)	(465,998)	(21,580)
Expiration: April 2020, Exercise Price: $220.00	(51)	(914,073)	(4,462)
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $60.00	(90)	(531,090)	(20,340)
Legg Mason, Inc.
Expiration: May 2020, Exercise Price: $50.00	(1)	(4,885)	(30)
The Madison Square Garden Company Class A
Expiration: May 2020, Exercise Price: $230.00	(86)	(1,818,126)	(102,770)
Expiration: May 2020, Exercise Price: $290.00	(187)	(3,953,367)	(30,388)
Marathon Petroleum Corporation
Expiration: April 2020, Exercise Price: $32.50	(339)	(800,718)	(3,390)
Expiration: April 2020, Exercise Price: $37.50	(111)	(262,182)	(555)
Expiration: April 2020, Exercise Price: $55.00	(578)	(1,365,236)	(578)
Expiration: April 2020, Exercise Price: $57.50	(80)	(188,960)	(360)
Expiration: May 2020, Exercise Price: $20.00	(1,097)	(2,591,114)	(597,865)
Expiration: June 2020, Exercise Price: $52.50	(339)	(800,718)	(2,373)
Masco Corporation
Expiration: April 2020, Exercise Price: $42.00	(268)	(926,476)	(3,350)
Expiration: April 2020, Exercise Price: $46.00	(1,116)	(3,858,012)	(11,160)
Mellanox Technologies Ltd.
Expiration: June 2020, Exercise Price: $125.00	(46)	(558,072)	(2,300)
MGM Resorts International
Expiration: April 2020, Exercise Price: $30.00	(377)	(444,860)	(188)
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $265.00	(29)	(747,475)	(17,371)
Expiration: April 2020, Exercise Price: $270.00	(60)	(1,546,500)	(23,340)
Expiration: April 2020, Exercise Price: $275.00	(45)	(1,159,875)	(10,260)

T-Mobile USA, Inc.
Expiration: April 2020, Exercise Price: $80.00	(105)	(880,950)	(56,963)
Expiration: April 2020, Exercise Price: $85.00	(150)	(1,258,500)	(43,500)
Expiration: April 2020, Exercise Price: $90.00	(247)	(2,072,330)	(25,441)
Expiration: May 2020, Exercise Price: $82.50	(293)	(2,458,270)	(184,590)
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $125.00	(80)	(937,120)	(17,000)
Xerox Holdings Corporation
Expiration: May 2020, Exercise Price: $30.00	(146)	(276,524)	(730)
Expiration: July 2020, Exercise Price: $35.00	(647)	(1,225,418)	(35,909)
XPO Logistics, Inc.
Expiration: May 2020, Exercise Price: $45.00	(239)	(1,165,125)	(198,370)
Expiration: May 2020, Exercise Price: $77.50	(83)	(404,625)	(581)
			(2,455,623)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: April 2020, Exercise Price: EUR 50.00 (a)(b)	(477)	(2,812,139)	(65,760)
Expiration: April 2020, Exercise Price: EUR 58.00 (a)(b)	(371)	(2,187,219)	(231,185)
Fitbit, Inc. Class A
Expiration: May 2020, Exercise Price: $6.00	(3)	(1,998)	(33)
Industrial Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $45.00	(120)	(708,120)	(3,240)
Expiration: April 2020, Exercise Price: $50.00	(221)	(1,304,121)	(15,691)
Expiration: May 2020, Exercise Price: $45.00	(179)	(1,056,279)	(15,931)
Materials Select Sector SPDR Fund
Expiration: April 2020, Exercise Price: $33.00	(283)	(1,274,632)	(4,669)
SPDR S&P 500 ETF Trust
Expiration: April 2020, Exercise Price: $190.00	(225)	(5,799,375)	(18,450)
VanEck Vectors Semiconductor ETF
Expiration: April 2020, Exercise Price: $100.00	(263)	(3,080,782)	(35,505)
			(390,464)
TOTAL WRITTEN OPTIONS
(Premiums received $6,958,243)			$(2,846,087)

ETF - Exchange-Traded Fund
EUR - Euro
plc - Public Limited Company
(a) Foreign Security.
(b) Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2020 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2020	Currency to be Received		March 31, 2020	(Depreciation)*
7/7/2020	JPM	3,020,793	AUD	$ 1,858,468	1,985,394	USD	$ 1,985,394	$ 126,926
3/17/2021	JPM	8,340,265	EUR	9,303,651	9,423,247	USD	9,423,247	119,596
3/17/2021	JPM	14,609	USD	14,609	13,453	EUR	15,007	398
4/22/2020	JPM	3,638,645	EUR	4,016,562	4,087,025	USD	4,087,025	70,463
4/22/2020	JPM	2,680,358	USD	2,680,358	2,424,917	EUR	2,676,774	(3,584)
4/23/2020	JPM	1,322,725	EUR	1,460,171	1,422,005	USD	1,422,005	(38,166)
4/27/2020	GS	148,625	EUR	164,098	166,408	USD	166,408	2,310
4/27/2020	JPM	8,866,149	EUR	9,789,203	9,925,388	USD	9,925,388	136,185
4/29/2020	JPM	1,406,000	EUR	1,552,518	1,556,976	USD	1,556,976	4,458
4/29/2020	JPM	363,584	USD	363,584	330,624	EUR	365,078	1,494
5/6/2020	JPM	203,344	EUR	224,595	220,661	USD	220,661	(3,934)
5/20/2020	GS	118,388	EUR	130,829	133,277	USD	133,277	2,448
5/20/2020	JPM	995,297	EUR	1,099,887	1,109,634	USD	1,109,634	9,747
6/15/2020	GS	2,558,880	EUR	2,830,488	2,854,714	USD	2,854,714	24,226
7/8/2020	JPM	1,474,911	EUR	1,632,724	1,633,367	USD	1,633,367	643
5/7/2020	JPM	38,765,713	HKD	4,999,504	4,971,816	USD	4,971,816	(27,688)
5/7/2020	JPM	4,982,740	USD	4,982,740	38,765,713	HKD	4,999,503	16,763
5/11/2020	JPM	382,910,260	JPY	3,568,265	3,573,697	USD	3,573,697	5,432
5/12/2020	JPM	94,449,600	JPY	880,187	875,727	USD	875,727	(4,460)
5/12/2020	JPM	451,844	USD	451,844	49,392,000	JPY	460,290	8,446
6/22/2020	JPM	223,668,900	JPY	2,087,563	2,085,102	USD	2,085,102	(2,461)
6/26/2020	JPM	117,237,942	JPY	1,094,385	1,066,701	USD	1,066,701	(27,684)
6/4/2020	JPM	3,692,332	NZD	2,202,082	2,390,231	USD	2,390,231	188,149
4/9/2020	GS	13,018,143	SEK	1,316,240	1,379,547	USD	1,379,547	63,307
				$ 58,704,555			$ 59,377,569	$ 673,014

AUD	- Australian Dollar
EUR	- Euro
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
NZD	- New Zealand Dollar
SEK	- Swedish Krona
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receiveable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2020 (Unaudited)
									Unrealized
			Pay/Receive on	Financing	Payment		Notional		Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount		(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
GS	Advanced Disposal Services, Inc.	3/18/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	62,030	$ 1,924,702		$109,141
BAML	Allergan plc	1/27/2021	Pay	0.750% +1 Month U.S. LIBOR	Monthly	89,413	16,775,868		(975,194)
BAML	Altran Technologies S.A.	3/27/2021	Pay	0.350% +1 Month U.S. LIBOR	Monthly	83,647	1,346,717		27,823
JPM	Axalta Coating Systems Ltd.	10/28/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	13,755	409,486		(172,128)
JPM	Bayer AG	1/27/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	27,500	2,237,505		(635,775)
JPM	BlackRock MuniYield Quality Fund III, Inc.	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	85,655	1,031,835		62,442
GS	Bolsas y Mercados Espanoles	11/19/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	19,267	753,609		(51,438)
JPM	Bolsas y Mercados Espanoles	12/20/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	13,700	524,553		(25,306)
BAML	Bristol-Myers Squibb Company	11/21/2020	Pay	0.000% (1)	Monthly	25,034	-	(1)	95,129
GS	Broadmark Realty Capital, Inc.	1/29/2021	Pay	0.600% +1 Month U.S. LIBOR	Monthly	97,084	1,229,947		(500,468)
GS	Caesars Entertainment Corporation	1/29/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	468,262	6,077,215		(2,914,497)
JPM	Caltex Australia Ltd.	2/25/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	84,262	1,877,724		(721,885)
GS	CF Finance Acquisition Corporation Class A	1/29/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	108,500	1,130,548		(14,819)
GS	Craft Brew Alliance, Inc.	2/28/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	154,271	2,363,843		(66,316)
GS	Crown Holdings, Inc.	3/17/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	55,400	2,788,282		426,011
BAML	Cypress Semiconductor Corporation	8/26/2020	Pay	0.750% +1 Month U.S. LIBOR	Monthly	456,201	10,365,652		251,029
GS	Delphi Technologies plc	2/27/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	300,000	4,056,000		(1,642,078)
BAML	Dupont De Nemours, Inc.	4/2/2020	Pay	0.400% +1 Month U.S. LIBOR	Monthly	2,280	181,917		(104,520)
JPM	Dupont De Nemours, Inc.	2/25/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	45,453	2,157,654		(608,758)
GS	E*TRADE Financial Corporation	2/28/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	106,668	4,149,841		(490,596)
GS	eBay, Inc.	3/18/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	77,900	2,438,270		(97,578)
BAML	Faurecia S.E.	11/14/2020	Pay	0.417% +1 Month U.S. LIBOR	Monthly	6,795	335,612		(131,642)
BAML	Fiat Chrysler Automobiles N.V.	11/14/2020	Pay	0.417% +1 Month U.S. LIBOR	Monthly	164,925	2,303,134		(1,111,851)
JPM	First Trust Senior Floating Rate Income Fund II	12/6/2020	Pay	0.800% +3 Month U.S. LIBOR	Quarterly	12,108	147,287		(32,246)
BAML	Fitbit, Inc. Class A	2/18/2021	Pay	0.750% +1 Month U.S. LIBOR	Monthly	218,755	1,406,470		47,270
GS	GrandVision N.V.	1/7/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	90,038	2,705,570		(229,957)
JPM	Hilton Grand Vacations, Inc.	10/11/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	133,420	4,441,100		(2,339,257)
BAML	Hitachi Chemical Company Ltd.	12/23/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	15,213	636,579		12,625
JPM	Hitachi Chemical Company Ltd.	12/30/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	67,489	2,872,280		7,166
GS	HP, Inc.	3/17/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	314,500	4,528,800		929,096
JPM	IAC/InterActiveCorp	10/21/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	6,300	1,419,957		(291,510)
JPM	Innogy S.E.	6/6/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	34,699	1,650,732		(1,822)
GS	Invesco Municipal Opportunity Trust	3/11/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	47,566	548,640		(4,252)
JPM	Keihin Corporation	4/2/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	28,768	676,947		(1,391)
GS	Legg Mason, Inc.	3/9/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	80,495	3,848,167		82,470
JPM	Liberty Media Corporation - Liberty SiriusXM Class C	12/17/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	11,359	535,479		(176,572)
JPM	Line Corporation	11/20/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	22,140	1,052,050		20,151
GS	LogMeIn, Inc.	3/19/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	41,200	3,247,742		184,127
JPM	The Madison Square Garden Company Class A	10/31/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	27,300	6,598,426		(830,111)
GS	Masco Corporation	3/9/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	157,400	6,247,068		(810,147)
JPM	Mellanox Technologies Ltd.	5/14/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	28,335	3,320,371		115,589
JPM	Metlifecare Ltd.	1/21/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	527,476	2,345,897		(1,151,060)
JPM	Nissin Kogyo Company Ltd.	4/2/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	33,074	678,679		(743)
JPM	Nuveen AMT-Free Municipal Credit Income Fund	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	38,528	563,661		1,686
JPM	Nuveen AMT-Free Quality Municipal Income Fund	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	160,868	2,066,897		110,565
JPM	Nuveen California Quality Municipal Income Fund	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	40,893	562,615		(3,043)
JPM	Nuveen Intermediate Duration Municipal Term Fund	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	44,435	563,154		13,809
JPM	Nuveen Municipal Credit Income Fund	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	39,155	559,802		(9,148)
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	3/11/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	85,021	1,033,486		28,809
GS	Nuveen New York Quality Municipal Income Fund	3/11/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	40,575	545,799		(710)
JPM	Osram Licht AG	12/6/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	174,568	7,660,557		103,946
BAML	Osram Licht AG	12/16/2020	Pay	0.350% +1 Month U.S. LIBOR	Monthly	8,364	378,460		(7,254)
GS	Osram Licht AG	12/17/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	37,366	1,691,619		(29,519)
GS	Pure Acquisition Corporation	1/29/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	57,469	599,775		(3,061)
JPM	Qiagen N.V.	3/3/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	204,376	8,454,168		43,935
GS	Ra Pharmaceuticals, Inc.	2/11/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	69,513	3,225,132		110,331
JPM	Renault S.A.	4/3/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	25,418	1,502,409		(1,006,801)
BAML	Renault S.A.	5/29/2020	Pay	0.350% +1 Month U.S. LIBOR	Monthly	3,000	179,398		(121,144)
JPM	RIB Software S.E.	2/24/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	50,859	1,607,048		(5,896)
JPM	Royal Dutch Shell plc Class B - ADR	3/6/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	40,950	1,636,352		(299,347)
JPM	SHOWA Corporation	4/2/2021	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	32,372	677,128		870
JPM	SLM Corporation, 4.311%, Series B	2/10/2021	Pay	1.100% +3 Month U.S. LIBOR	Quarterly	35,769	2,074,602		(880,240)
GS	Sprint Corporation	3/9/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	749,057	6,037,399		417,075
GS	The Stars Group, Inc.	2/24/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	314,085	7,823,857		(1,567,295)
GS	Swedol AB	1/17/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	279,962	1,352,565		(37,999)
JPM	Tallgrass Energy LP Class A	9/26/2020	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	13,740	284,449		(58,429)
GS	Tallgrass Energy LP Class A	11/13/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	149,016	3,101,037		(649,905)
JPM	Taubman Centers, Inc.	2/28/2021	Pay	0.300% +3 Month U.S. LIBOR	Quarterly	110,209	5,528,719		(915,766)
GS	TD Ameritrade Holdings Corporation	2/12/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	196,061	8,956,838		(2,166,961)
BAML	Tech Data Corporation	2/27/2021	Pay	0.750% +1 Month U.S. LIBOR	Monthly	44,199	5,876,795		(99,046)
GS	Tiffany & Company	2/28/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	69,931	9,289,557		(238,610)
GS	United Technologies Corporation	2/24/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	50,000	7,329,000		(2,614,632)
JPM	Unizo Holdings Company Ltd.	11/12/2020	Pay	0.400% +3 Month U.S. LIBOR	Quarterly	8,046	368,178		78,353
GS	Vodafone Group plc - ADR	2/20/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	362,100	7,242,000		(2,259,002)
GS	WABCO Holdings, Inc.	1/27/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	40,931	5,511,585		13,664
JPM	Western Asset High Income Opportunity Fund	3/18/2021	Pay	0.800% +3 Month U.S. LIBOR	Quarterly	191,266	629,263		175,574
GS	Willis Towers Watson plc	3/12/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	14,499	2,505,427		(44,457)
GS	Wright Medical Group N.V.	11/26/2020	Pay	0.500% +1 Month U.S. LIBOR	Monthly	294,715	8,658,668		(219,469)
GS	Xerox Holdings Corporation	3/18/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	64,700	1,086,960		138,020
GS	XPO Logistics, Inc.	2/20/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	32,200	3,191,342		(1,622,966)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	AbbVie, Inc.	10/4/2020	Receive	(0.232)% +1 Month U.S. LIBOR	Monthly	(83,740)	(6,609,750)		236,536
JPM	American Airlines Group, Inc.	2/25/2021	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(194)	(4,485)		2,121
GS	Aon plc	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(26,847)	(4,143,054)		(288,036)
GS	BorgWarner, Inc.	2/14/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(48,252)	(1,506,961)		330,986
GS	The Charles Schwab Corporation	12/5/2020	Receive	(0.350)% + U.S. Federal Funds	Monthly	(212,469)	(9,588,396)		2,444,442
JPM	Daimler AG	4/3/2020	Receive	(0.462)% +3 Month U.S. LIBOR	Quarterly	(1,525)	(81,561)		35,287
JPM	Digital Realty Trust, Inc.	12/10/2020	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(1,813)	(213,191)		(38,633)
GS	Eldorado Resorts, Inc.	12/20/2020	Receive	(0.520)% + U.S. Federal Funds	Monthly	(45,990)	(2,534,688)		1,872,551
GS	Fidelity National Financial, Inc.	3/13/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(13,769)	(410,566)		67,971
GS	First Horizon National Corporation	3/19/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(6,094)	(51,799)		2,678
GS	Flutter Entertainment	10/2/2020	Receive	(0.350)% + U.S. Federal Funds	Monthly	(34,732)	(3,765,763)		610,044
JPM	Flutter Entertainment	10/23/2020	Receive	(0.619)% +3 Month U.S. LIBOR	Quarterly	(37,763)	(3,731,152)		300,599
GS	International Flavors & Fragrances, Inc.	3/17/2021	Pay	(2.126)% + U.S. Federal Funds	Monthly	(14,168)	(1,551,113)		104,511
GS	Morgan Stanley	2/28/2021	Receive	(0.350)% + U.S. Federal Funds	Monthly	(153,847)	(6,143,170)		911,852
JPM	Nissan Motor Company Ltd.	4/3/2020	Receive	(0.462)% +3 Month U.S. LIBOR	Quarterly	(171,229)	(1,168,027)		600,339
BAML	Pan American Silver Corporation	2/20/2021	Receive	(0.400)% +1 Month U.S. LIBOR	Monthly	(17,975)	(447,757)		191,202
BAML	Peugeot S.A.	11/14/2020	Receive	(0.350)% +1 Month U.S. LIBOR	Monthly	(93,993)	(2,113,482)		854,706
GS	Raytheon Company	3/19/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(33,554)	(4,071,442)		(329,496)
JPM	Royal Dutch Shell plc Class A - ADR	3/6/2021	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(40,950)	(1,638,625)		209,909
JPM	SiriusXM Holdings	1/29/2021	Receive	(0.600)% +3 Month U.S. LIBOR	Quarterly	(117,749)	(833,663)		252,059
BAML	WESCO International, Inc.	2/20/2021	Receive	(0.400)% +1 Month U.S. LIBOR	Monthly	(3,715)	(94,913)		10,048
									$(19,006,235)
ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.